                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-8428
                                                    ------------

                          The Tocqueville Alexis Trust
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           1675 Broadway, 16/th/ Floor
                               New York, NY 10019
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Tocqueville Alexis Fund
                           1675 Broadway, 16/th/ Floor
                               New York, NY 10019
       -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 953-2322
                                                          ------------------

                    Date of fiscal year end: October 31, 2003
                                            --------------------

                    Date of reporting period: April 30, 2003
                                             -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

                                                            LETTER TO INVESTORS

                                                                     April 2003


Dear Shareholder:

We found the past six months, the first half of the Fund's fiscal year, difficult and puzzling. The U.S. stock market recovered gradually from its low point in September 2002 up until mid-January, and then it sank in a discouraging way until it hit a low point in both the indexes and investor psychology near the end of February. During the roughly sixty-day period from Mid-January to Mid-March the market seemed to disconnect from business and economic fundamentals and to focus only on the off-again, on-again Iraq war. Once again the market showed how much it dislikes uncertainty. When the war started, the market rallied. The Standard & Poor's 500 Stock Index (the "S&P 500") rose over 8% in April.

We wrote in our last letter that the worst may be over. We were wrong by four months, but now we are looking better, and for good reason. Polls have shown that about two-thirds of Americans think we are in a recession. We are not. Corporate earnings in the first quarter of 2003 exceeded the estimates of many, if not most, analysts. This makes quite a change from recent years, but it is not unusual human behavior after a prolonged "bear" market. Economic growth is not robust, but it exists and it shows signs of getting stronger.

Our relative performance for the fiscal half-year was close to average. The Fund was +4.28%, vs. +4.47% for the S&P 500. Most of our holdings had very little net change in price during the period, which was a change from the volatility of recent years. More complete performance information can be found on page 4./1,2/

Our best performing stock for the period was EMC Corp., the data storage company. For years it was our best performer, then the worst, and now it was back to the best. 2/nd/ best was Dominion Resources (sold), a public utility. 3/rd/ was Sysco Corp. (bought), the food service company whose shares took a brief, undeserved tumble when the Ahold accounting scandal broke. 4/th/ was Hannover Reinsurance, a German company which is one of the Big Five global reinsurors. 5/th/ was General Growth Properties, Inc., a real estate investment trust ("REIT") builder/operator of shopping malls.

Our worst performer was VaxGen, Inc. (sold). Their innovative AIDS vaccine failed its final trials, making a small dollar loss for us but a major loss for mankind. 2/nd/ was Rayovac Corp., the battery maker. The biggest battery maker started a price war that hurt everyone in the industry but subsequently declared a cease-fire. 3/rd/ worst was National Commerce Financial Corp., a Southern regional bank with a strong record whose earnings are being somewhat depressed by low interest rates. 4/th/ worst was Schering-Plough Corp., a pharmaceutical company with many problems but also with some exciting potential. And 5/th/ worst was Commerce Bancorp, Inc., a long-term holding which has been a very profitable investment for us but has been selling at a relatively

                                  TOCQUEVILLE ALEXIS FUND SEMI-ANNUAL REPORT 1

high price-earnings ratio. We did sell much of our holding in this period at higher prices./3/

Once again, we thank you for your continued support.

Sincerely,

/s/ Colin C. Ferenbach

Colin C. Ferenbach
President

/1 /Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that all investor's shares, when redeemed, may be worth more or less than their original cost.

/2 /There are risks associated with investing in the Fund, such as stock market risk, stock selection risk and the risk of investing in foreign securities.

/3 /As of April 30, 2003, EMC Corp. comprised 3.5% of the Fund; Dominion
   Resources comprised 0.0% of the Fund; Sysco Corp. comprised 2.2% of the Fund; Hannover Reinsurance comprised 2.4% of the Fund; General Growth Properties, Inc. comprised 4.3% of the Fund; VaxGen, Inc. comprised 0.0% of the Fund; Rayovac Corp. comprised 2.5% of the Fund; National Commerce Financial Corp. comprised 1.9% of the Fund; Schering-Plough Corp. comprised 1.4% of the Fund and Commerce Bancorp, Inc. comprised 2.2% of the Fund.

2   SEMI-ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

The graph below assumes an initial gross investment of $10,000 made on June 27, 1984 and shows how the Fund and its predecessor have performed. The Fund began operations on June 23, 1994. Results for the period prior to that date reflect the performance of HCM Partners, L.P., a limited partnership (the "Partnership"). On June 23, 1994 the Fund acquired the assets of the Partnership in exchange for shares of the Fund. Mr. Colin Ferenbach had primary responsibility for managing the Partnership and has had primary responsibility for managing the Fund since its inception. Although the Fund is managed in a manner that is in all material respects equivalent to the management of the Partnership, the information below should not be viewed as an indication of the future performance of the Fund. It includes information regarding the Partnership's operations for periods before the Fund's registration statement became effective. The Partnership was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that are imposed by that Act. If the Partnership had been registered, its performance might have been adversely affected. In addition, the expenses borne by the Fund are higher than those borne by the Partnership.

                               [CHART]

               Tocqueville                      Lipper
                  Alexis       S&P 500         Multi-Cap       Wilshire
                  Fund       Stock Index   Core Funds Index   4500 Index
               -----------   ------------  ----------------   ----------
   6/27/1984    $10,000        $10,000          $10,000        $10,000
  10/31/1984     10,707         11,012           10,761         10,707
  10/31/1985     13,463         13,140           12,537         13,463
  10/31/1986     16,855         17,499           16,193         16,855
  10/31/1987     15,972         18,619           16,454         15,972
  10/31/1988     18,552         21,367           18,580         18,552
  10/31/1989     21,485         26,996           23,158         21,485
  10/31/1990     20,000         24,979           20,967         20,000
  10/31/1991     27,069         33,324           28,402         27,069
  10/31/1992     30,496         36,640           31,061         30,496
  10/31/1993     35,619         42,092           36,730         35,619
  10/31/1994     37,631         43,717           37,993         37,631
  10/31/1995     42,768         55,263           46,078         42,768
  10/31/1996     54,853         68,570           55,837         54,853
  10/31/1997     68,512         90,581           71,907         68,512
  10/31/1998     68,704        110,500           78,228         66,465
  10/31/1999     77,154        138,854           95,861         84,091
  10/31/2000     98,479        147,296          109,895         99,068
  10/31/2001     84,507        110,634           83,058         69,794
  10/31/2002     80,756         93,928           71,754         62,723
   4/30/2003     84,216         98,127           74,552         66,863



                                  TOCQUEVILLE ALEXIS FUND SEMI-ANNUAL REPORT 3

                         Average Annual Total Return of the Fund
                                     FOR THE PERIODS
                                       One Year           Five Year     Since Inception*
                                  03/31/03  04/30/03  03/31/03 04/30/03 03/31/03 04/30/03
----------------------------------------------------------------
Tocqueville Alexis Fund            (16.69)%   (7.78)%   0.34%    1.56%    9.47%   10.30%
----------------------------------------------------------------
S&P 500 Stock Index                (24.75)%  (13.30)%  (3.76)%  (2.42)%   9.23%   10.12%
----------------------------------------------------------------
Lipper Multi-Cap Core Funds Index  (24.44)%  (15.56)%  (3.08)%  (1.89)%   8.07%    8.86%
----------------------------------------------------------------
Wilshire 4500 Index                (23.00)%  (15.78)%  (5.49)%  (4.21)%   5.66%    6.55%
----------------------------------------------------------------
*June 23, 1994

                          Average Annual Total Return of the Fund and Partnership
                                              FOR THE PERIODS
                                       One Year           Five Year         Ten Year      Since Inception*
                                  03/31/03  04/30/03  03/31/03 04/30/03 03/31/03 04/30/03 03/31/03 04/30/03
----------------------------------------------------------------
Tocqueville Alexis Fund            (16.69)%   (7.78)%   0.34%    1.56%    8.66%    9.67%   11.58%   11.96%
----------------------------------------------------------------
S&P 500 Stock Index                (24.75)%  (13.30)%  (3.76)%  (2.42)%   8.52%    9.65%   12.55%   12.97%
----------------------------------------------------------------
Lipper Multi-Cap Core Funds Index  (24.44)%  (15.56)%  (3.08)%  (1.89)%   7.35%    8.37%   10.34%   10.70%
----------------------------------------------------------------
Wilshire 4500 Index                (23.00)%  (15.78)%  (5.49)%  (4.21)%   5.08%    6.28%    8.52%    8.94%
----------------------------------------------------------------
*June 27, 1984

Total return calculations reflect fee waivers in effect for 1994, 1995 and 2003. In the absence of fee waivers, total return performance would be reduced. Total return is based on net change in NAV assuming reinvestment of distributions. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not guarantee of future results. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

The Lipper Multi-Cap Core Funds Index includes funds that, by portfolio practice, have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the S&P SuperComposite Index.

The Wilshire 4500 Index is an unmanaged index of all U.S. equity securities with readily available price data that are not included in the S&P 500 Stock Index.

A direct investment in either the S&P 500 Stock Index, the Lipper Multi-Cap Core Funds Index or the Wilshire 4500 Index is not possible.

4   SEMI-ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                                        STATEMENT OF NET ASSETS

April 30, 2003 (Unaudited)

 Number
of Shares                                      Value
-------------------------------------------------------
          COMMON STOCKS 96.27%

          Advertising 2.87%
  30,000  Omnicom Group, Inc.               $ 1,857,000

                                            -----------

          Banks 11.03%
  60,000  The Bank of New York Co., Inc.      1,587,000
  35,000  Commerce Bancorp, Inc.              1,423,450
  25,000  HSBC Holdings PLC - ADR (UK)        1,367,250
  40,000  Mercantile Bankshares Corp.         1,533,600
  60,000  National Commerce Financial Corp.   1,220,400

                                            -----------
                                              7,131,700

                                            -----------

          Beverages 2.42%
  70,000  Koninklijke Grolsch N.V. - (NETH)   1,562,430

                                            -----------

          Building & Housing 2.28%
  70,000  Masco Corp.                         1,474,900

                                            -----------

          Consumer Non-Durables 6.68%
  30,000  Colgate-Palmolive Co.               1,715,100
  20,000  Kimberly-Clark Corp.                  995,400
 155,000  Rayovac Corp.*                      1,612,000

                                            -----------
                                              4,322,500

                                            -----------

          Drug & Hospital Supplies 13.77%
  40,000  Johnson & Johnson                   2,254,400
  40,000  Medtronic, Inc.                     1,909,600
  25,000  Merck & Co., Inc.                   1,454,500
  40,000  Novartis AG - ADR (CH)              1,579,200
  50,000  Schering-Plough Corp.                 905,000
  12,000  Stryker Corp.                         804,120

                                            -----------
                                              8,906,820

                                            -----------

                      See Notes to Financial Statements.

                                  TOCQUEVILLE ALEXIS FUND SEMI-ANNUAL REPORT 5

STATEMENT OF NET ASSETS (cont'd.)

              April 30, 2003 (Unaudited)

 Number
of Shares                                                          Value
---------------------------------------------------------------------------
          COMMON STOCKS 96.27% (cont'd.)

          Electronics 1.73%
  60,000  Koninklijke (Royal) Philips Electronics N.V. - (NETH) $ 1,120,800

                                                                -----------

          Food Services 2.22%
  50,000  Sysco Corp.                                             1,436,500

                                                                -----------

          Furnishings & Appliances 1.92%
  60,000  Leggett & Platt, Inc.                                   1,239,000

                                                                -----------

          Healthcare 2.14%
  15,000  UnitedHealth Group, Inc.                                1,381,950

                                                                -----------

          Information Technology 10.73%
  60,000  Dell Computer Corp.*                                    1,734,600
 250,000  EMC Corp.*                                              2,272,500
  60,000  Microsoft Corp.                                         1,534,200
  60,000  Molex, Inc.                                             1,400,400

                                                                -----------
                                                                  6,941,700

                                                                -----------

          Insurance 10.71%
  60,000  Hannover Rueckversicherungs - AG (GER)                  1,562,207
  30,000  PartnerRe Ltd. - (BER)                                  1,605,000
  30,300  RenaissanceRe Holding Ltd. - (BER)                      1,341,987
  29,400  XL Capital Ltd. Class A - (BER)                         2,419,620

                                                                -----------
                                                                  6,928,814

                                                                -----------

          Oil - Domestic/International 9.30%
  30,000  Anadarko Petroleum Corp.                                1,332,000
  25,000  ConocoPhillips                                          1,257,500
  41,400  Devon Energy Corp.                                      1,956,150
  36,000  Royal Dutch Petroleum Co. - (NETH)                      1,471,680

                                                                -----------
                                                                  6,017,330

                                                                -----------

                      See Notes to Financial Statements.

6   SEMI-ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                              STATEMENT OF NET ASSETS (cont'd.)

April 30, 2003 (Unaudited)

 Number
of Shares                                       Value
--------------------------------------------------------
          COMMON STOCKS 96.27% (cont'd.)

          Paper & Forest Products 1.92%
   25,000 Weyerhaeuser Co.                   $ 1,239,750

                                             -----------

          Real Estate Investment Trust 4.30%
   50,000 General Growth Properties, Inc.      2,781,000

                                             -----------

          Retailing 6.14%
   35,000 99 Cents Only Stores*                1,031,100
   75,000 Borders Group, Inc.*                 1,200,000
   40,000 Carrefour SA - (FR)                  1,739,655

                                             -----------
                                               3,970,755

                                             -----------

          Rubber & Plastic 2.36%
   50,000 Newell Rubbermaid, Inc.              1,524,000

                                             -----------

          Telecommunications 3.75%
  100,000 Andrew Corp.*                          767,000
  100,000 Nokia Oyj - ADR (FIN)                1,657,000

                                             -----------
                                               2,424,000

                                             -----------
          Total Common Stocks
          (cost $49,951,06)                   62,260,949

                                             -----------

          SHORT-TERM INVESTMENTS 4.59%
1,485,044 Temporary Investment Cash            1,485,044
1,485,044 Temporary Investment Fund            1,485,044

                                             -----------
          (cost $2,970,088)                    2,970,088

                                             -----------

          TOTAL INVESTMENTS 100.86%
          (cost $52,921,154)                 $65,231,037

                                             -----------

                      See Notes to Financial Statements.

                                  TOCQUEVILLE ALEXIS FUND SEMI-ANNUAL REPORT 7

STATEMENT OF NET ASSETS (cont'd.)

              April 30, 2003 (Unaudited)

                                                        Value
-----------------------------------------------------------------

Liabilities in Excess of Other Assets (0.86%)        $  (559,280)

                                                     -----------

Net Assets applicable to 5,288,961 Shares of Common
Stock issued and outstanding 100.00%                 $64,671,757

                                                     ===========

Net Asset Value, offering and redemption price per share
($64,671,757 / 5,288,961)                                 $12.23

                                                          ======

    The aggregate unrealized appreciation (depreciation) on a tax basis is as follows:

                        Gross appreciation $13,439,731
                        Gross depreciation  (1,129,848)
                                           -----------
                        Net appreciation.. $12,309,883
                                           ===========

    Country Abbreviations:

                    (BER) - Bermuda    (GER) - Germany
                    (CH) - Switzerland (NETH) - Netherlands
                    (FIN) - Finland    (UK) - United Kingdom
                    (FR) - France

   * Non-income producing securities.
ADR American Depository Receipt

                      See Notes to Financial Statements.


8   SEMI-ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                                        TOP TEN EQUITY HOLDINGS



                                  (Unaudited)

          32.0% of the Fund
General Growth Properties, Inc.  4.3%
------------------------------  ----
XL Capital Ltd. Class A          3.7%
------------------------------  ----
EMC Corp.                        3.5%
------------------------------  ----
Johnson & Johnson                3.5%
------------------------------  ----
Devon Energy Corp.               3.0%
------------------------------  ----
Medtronic, Inc.                  3.0%
------------------------------  ----
Omnicom Group, Inc               2.9%
------------------------------  ----
Carrefour SA                     2.7%
------------------------------  ----
Dell Computer Corp.              2.7%
------------------------------  ----
Colgate-Palmolive Co.            2.7%
------------------------------  ----
Total                           32.0%

      [CHART]
PERCENT OF TOTAL EQUITIES

By Country (Unaudited)


United States     73.8%
United Kingdom     2.2%
Germany            2.5%
Switzerland        2.5%
Finland            2.7%
France             2.8%
Netherlands        4.9%
Bermuda            8.6%


                                  TOCQUEVILLE ALEXIS FUND SEMI-ANNUAL REPORT 9

STATEMENT OF OPERATIONS

   For the Period Ended April 30, 2003

   Investment Income:
   Dividends (net of foreign taxes withheld of $34,569)          $  714,037
   Interest                                                          35,799
   -------------------------------------------------------------------------
      Total Investment Income                                       749,836
   -------------------------------------------------------------------------

   Operating Expenses:
   Investment advisory fees                                         192,150
   Distribution fees                                                 76,656
   Administration and accounting fees                                49,589
   Legal fees                                                        40,309
   Transfer agent fees                                               26,710
   Trustees' fees                                                    15,682
   Audit fees                                                        15,020
   Custodian fees                                                    13,129
   Printing fees                                                      9,826
   Blue Sky fees                                                      9,712
   Insurance fees                                                     6,191
   Miscellaneous expenses                                             6,052
   -------------------------------------------------------------------------
      Total Expenses                                                461,026
      Waivers and reimbursement of expenses                         (12,091)
   -------------------------------------------------------------------------
      Net Expenses                                                  448,935
   -------------------------------------------------------------------------

   Net Investment Income                                            300,901
   -------------------------------------------------------------------------

   Net realized gain from:
      Investments                                                 1,633,498
      Foreign currency transactions                                 251,902
   Net change in unrealized appreciation (depreciation) on:
      Investments                                                   388,283
      Translation of assets and liabilities in foreign currency        (398)
   -------------------------------------------------------------------------
   Net increase in net assets resulting from operations          $2,574,186
   -------------------------------------------------------------------------
   -----------------------------------------------------------------

                      See Notes to Financial Statements.

10  SEMI-ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                             STATEMENT OF CHANGES IN NET ASSETS


                                                       Six Months       Year
                                                         Ended          Ended
                                                     April 30, 2003  October 31,
                                                      (Unaudited)       2002
---------------------------------------------------------------------------------

Increase (Decrease) in Net Assets from
  Operations:
Net investment income                                 $   300,901   $    151,210
Net realized gain on investments and foreign
  currency transactions                                 1,885,400      1,362,947
Net change in unrealized appreciation (depreciation)
  on investments and translation of other assets and
  liabilities denominated in foreign currencies           387,885     (4,335,387)
---------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
     operations                                         2,574,186     (2,821,230)
---------------------------------------------------------------------------------

Dividends Paid to Shareholders:
From net investment income                               (201,251)      (400,946)
From net realized gains                                (1,115,426)    (1,773,281)
---------------------------------------------------------------------------------
   Total dividends paid to shareholders                (1,316,677)    (2,174,227)
---------------------------------------------------------------------------------

Capital Share Transactions:
Proceeds from shares sold                               3,412,788     21,103,346
Value of shares issued in reinvestment of dividends       948,286      1,557,547
Cost of shares redeemed                                (6,578,234)   (23,905,742)
---------------------------------------------------------------------------------
   Decrease in net assets from capital share
     transactions                                      (2,217,160)    (1,244,849)
---------------------------------------------------------------------------------
   Total decrease in net assets                          (959,651)    (6,240,306)
---------------------------------------------------------------------------------

Net Assets:
Beginning of period                                    65,631,408     71,871,714
---------------------------------------------------------------------------------
End of period                                         $64,671,757   $ 65,631,408
---------------------------------------------------------------------------------
-----------------------------------------------------------------

                      See Notes to Financial Statements.

                                  TOCQUEVILLE ALEXIS FUND SEMI-ANNUAL REPORT 11

FINANCIAL HIGHLIGHTS



                                       Six Months
                                          Ended          Year     Year      Year     Year     Year
                                        April 30,       Ended    Ended     Ended    Ended    Ended
(For a Share Outstanding                  2003         Oct. 31, Oct. 31,  Oct. 31, Oct. 31, Oct. 31,
Throughout each Period)                (Unaudited)       2002     2001      2000     1999     1998
----------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period                                 $11.96          $12.88    $17.37   $14.42   $14.29   $15.83
----------------------------------------------------------------------------------------------------

Increase (Decrease) from
 investment operations:
Net investment income                     0.08            0.03      0.07     0.09     0.03     0.08
Net realized and unrealized gains
 (losses) on investments and
 foreign currency transactions            0.45           (0.56)    (2.16)    3.77     1.64    (0.02)
----------------------------------------------------------------------------------------------------
    Total from investment
     operations                           0.53           (0.53)    (2.09)    3.86     1.67     0.06

Less Distributions:
Dividends paid to shareholders:
  From net investment income             (0.06)          (0.07)    (0.06)   (0.06)   (0.05)   (0.08)
  From net realized gains                (0.20)          (0.32)    (2.34)   (0.85)   (1.49)   (1.52)
----------------------------------------------------------------------------------------------------
    Total distributions to
     shareholders                        (0.26)          (0.39)    (2.40)   (0.91)   (1.54)   (1.60)

Net Asset Value, End of Period          $12.23          $11.96    $12.88   $17.37   $14.42   $14.29
----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------

Total Return                             4.28%/(2)/    (4.44)%  (14.11)%   27.64%   12.29%    0.29%

Supplemental Data and Ratios:
Net assets, end of period (in 000's)   $64,672         $65,631   $71,872  $89,206  $72,068  $77,690
Ratios of expenses to average net
 assets                                  1.40%/(1)(3)/   1.38%     1.22%    1.18%    1.34%    1.26%
Ratios of net investment income to
 average net assets                      0.94%/(1)(3)/   0.21%     0.45%    0.52%    0.20%    0.50%
Portfolio turnover rate                    40%/(2)/        54%       60%      80%      31%      59%
----------------------------------------------------------------------------------------------------

/(1)/Annualized
/(2)/Not Annualized
/(3)/During the six months ended April 30, 2003, certain fees were waived. If those fees had not been waived, ratios of expenses and net investment income to net assets would have been 1.44% and 0.90%, respectively.

                      See Notes to Financial Statements.

12  SEMI-ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                                  NOTES TO FINANCIAL STATEMENTS

1. Organization and Business

The Tocqueville Alexis Trust (the "Trust") is an investment company registered under the Investment Company Act of 1940, as amended. It is organized as a Delaware business trust as a diversified, open ended management investment company. The investment company currently consists of Tocqueville Alexis Fund (the "Fund").

2. Significant Accounting Policies

a) Portfolio Valuation: Securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale or official closing price, or if no sales are reported, and in the case of certain securities traded over-the-counter, at the mean between the last reported bid and asked prices. Short-term obligations having remaining maturities of 60 days or less are valued at either amortized cost or original cost plus accrued interest receivable, both of which approximate market value. All other securities and assets, including any restricted and/or illiquid securities, will be valued at their fair market value as determined pursuant to procedures adopted by the Trustees. At April 30, 2003, there were no fair valued securities.

b) Foreign Currency Transactions: Transactions denominated in foreign currencies are recorded in the Fund's records at the prevailing exchange rate at the time of each respective transaction. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the current exchange rate at the end of the period. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transaction are reported in operations as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions.

c) Security Transactions and Investment Income: Security transactions are recorded on trade-date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

The cost of investments sold and related gain or loss thereon is determined by use of the identified cost basis for financial reporting and income tax purposes. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument.

d) Distributions to Shareholders: Dividends from net investment income are declared and paid semi-annually. Any net realized capital gains will be distributed annually. Income dis-

                                  TOCQUEVILLE ALEXIS FUND SEMI-ANNUAL REPORT 13

NOTES TO FINANCIAL STATEMENTS (cont'd.)

tributions and capital gain distributions are determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are charged or credited to paid-in-capital or accumulated net realized gains, as appropriate, in the period the differences arise; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

e) Federal Taxes: The Fund is a separate entity for Federal income tax purposes. It is the Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to pay out most of its net investment income and net capital gains to its shareholders. Therefore, no Federal income or Excise tax provision is required.

f) Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. Financial Instruments

The Fund may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. The financial instruments include written options, forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2003, the Fund did not hold any financial instruments with off-balance sheet risk.

4. Fees and Related Party Transactions

a) Investment Advisory Fees: Under an agreement between the Trust on behalf of the Fund and Tocqueville Asset Management L.P. (the "Adviser"), the Adviser serves as the Fund's

14  SEMI-ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

                                        NOTES TO FINANCIAL STATEMENTS (cont'd.)

Investment Adviser. For investment advisory services, the Adviser receives a monthly fee at the annual rate of 0.60% of the Fund's average daily net assets.

b) Trustees' Fees: Fees were paid to the Trustees and/or Officers of the Fund for the six months ended April 30, 2003, but no fees were paid to any Trustee and/or Officer of the Fund who is also an employee of the Adviser.

c) Distribution Fees: The Trust, on behalf of the Fund, has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, the Fund may spend no more each year than 0.25% of its average daily net assets to finance activity primarily intended to result in the sale of shares.

Pursuant to the Distribution Agreement, as compensation for its services, the Fund pays Lepercq, de Neuflize/Tocqueville Securities, L.P. ("Lepercq"), payable monthly in arrears, at the annual rate of 0.25% per annum of the Fund's average daily net assets, less expenses incurred in the distribution of the Fund; provided that such fee shall be reduced to the extent necessary to result in the Fund's expense ratio not exceeding the Expense Cap of 1.294% of its average daily net assets. For the six months ended April 30, 2003, Lepercq waived $12,091 of its fees.

The Fund also pays Mount & Nadler, Inc. a monthly fee of $4,000 (exclusive of out-of-pocket expenses) as compensation for services under the Plan.

d) Administrator and Transfer Agent Fees: As compensation for its administrative and accounting services, the Fund pays PFPC Inc. a fee, at the annual rate of 0.10% of the first $200,000,000 of average net assets; 0.075% of the next $200,000,000 of average net assets; 0.05% of the next $200,000,000 of average net assets; and 0.03% of the average net assets in excess of $600,000,000, with a minimum monthly fee of $8,333 (exclusive of out-of-pocket expenses). As transfer agent of the Fund, PFPC Inc. receives a minimum monthly fee of $3,000 (exclusive of out-of-pocket expenses).

e) Custodian Fees: PFPC Trust Company and JP Morgan Chase Bank serve as custodian and sub-custodian for the Fund's U.S. and foreign assets, respectively. As compensation for its custodian services, the Fund pays PFPC Trust Company a fee, at the annual rate of 0.0175% of the Fund's first $100,000,000 of average gross assets; 0.015% of the next $400,000,000 of average gross assets; 0.0125% of the next $500,000,000 of average gross assets; and 0.01% of the average gross assets in excess of $1,000,000,000 (exclusive of out-of-pocket expenses and transaction charges). The minimum monthly fee is $1,500 (exclusive of out-of-pocket expenses and transaction charges). The Fund pays JP Morgan Chase Bank an account fee of $5,000 per year and an asset based fee derived from the ending market value of foreign held securities (exclusive of transaction charges).

                                  TOCQUEVILLE ALEXIS FUND SEMI-ANNUAL REPORT 15

NOTES TO FINANCIAL STATEMENTS (cont'd.)


5. Capital Stock

The Fund is authorized to issue unlimited shares of common stock, par value $.001 per share. Transactions in shares of the Fund for the six months ended April 30, 2003 and the year ended October 31, 2002, respectively, were as follows:

                                                              2003       2002
---------------------------------------------------------------------------------
Sale of shares                                               290,615   1,588,799
Shares issued to shareholders in reinvestment of dividends    78,696     115,656
Shares repurchased                                          (567,747) (1,795,411)
---------------------------------------------------------------------------------
Net decrease                                                (198,436)    (90,956)
Shares outstanding:
   Beginning of period                                     5,487,397   5,578,353
---------------------------------------------------------------------------------
   End of period                                           5,288,961   5,487,397
---------------------------------------------------------------------------------
--------------------------------------------------------------

6. Components of Net Assets

     At April 30, 2003, Net Assets consisted of the following:
     ---------------------------------------------------------------------
     Capital paid-in                                           $50,195,334
     Undistributed net investment income                           535,177
     Accumulated net realized gain investment
       transactions                                              1,630,736
     Net unrealized appreciation of investments                 12,309,883
     Net unrealized appreciation on foreign
       currency transactions                                           627
     ---------------------------------------------------------------------
                                                               $64,671,757
     ---------------------------------------------------------------------
     --------------------------------------------------------------

7. Purchases and Sales of Securities

For the six months ended April 30, 2003, the cost of securities purchased and proceeds from securities sold, excluding short-term obligations, were $22,085,596 and $21,789,993, respectively.

16  SEMI-ANNUAL REPORT TOCQUEVILLE ALEXIS FUND

Tocqueville Alexis Fund
P.O. Box 9818
Providence, RI 02940-8018


For Fund information, prices and literature, call 1-800-844-4836

For account balances and other information about your Tocqueville Alexis Fund account, call 1-800-844-4836

This report is submitted for the general information of shareholders of Tocqueville Alexis Fund. It is not authorized for distribution to prospective investors unless accompanied or proceeded by an effective prospectus for Tocqueville Alexis Fund. The prospectus includes more complete information about management fees and expenses, investment objectives, risks and operating policies of Tocqueville Alexis Fund. Please read the prospectus carefully. [LOGO] Tocqueville

                            Tocqueville Alexis Fund

                       Tocqueville Asset Management L.P.
                              Investment Advisor

                              SEMI-ANNUAL REPORT

                                April 30, 2003

                                    [GRAPHIC]

                                  Tocqueville

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures as of the date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Tocqueville Alexis Trust
            -------------------------------------------------------

By (Signature and Title)*   /s/ Colin Ferenbach
                         ------------------------------------------
                            Colin Ferenbach, President
                            (principal executive officer)

Date                         June 16, 2003
    ---------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Colin Ferenbach
                         ------------------------------------------
                            Colin Ferenbach, President
                            (principal executive officer)

Date                         June 16, 2003
    ---------------------------------------------------------------


By (Signature and Title)*   /s/ Roger Cotta
                         ------------------------------------------
                            Roger Cotta, Treasurer
                            (principal financial officer)

Date                         June 16, 2003
    ---------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.